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                      SUPPLEMENT DATED DECEMBER 1, 1997 TO
                       PROSPECTUS DATED JUNE 26, 1997 FOR

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                       NATIONWIDE LIFE INSURANCE COMPANY

                                  THROUGH ITS

                        NATIONWIDE VARIABLE ACCOUNT - 6

This Supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The "SYSTEMATIC WITHDRAWALS" provision is amended effective December 1, 1997 to reflect the following change in the table located on page 22 of the Prospectus:

          Contract Owner's Age               Percentage of Contract Value
          --------------------               ----------------------------
              Under 59 1/2                                 5%
              59 1/2 to 62                                 7%
                62 to 65                                   8%
                65 to 75                                  10%
              75 and Over                                 13%


APO-3591